Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investments
Amortized Cost	$ 0	$ 307,015,000
Fair Value	0	308,380,000
Total short-term investments, amortized cost	323,353,000	329,269,000
Total short-term investments, fair value	323,256,000	332,205,000
Estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security
Due within one year	31,349,000
Due after one year through three years	60,281,000
Due after three years	23,892,000
Total fixed rate securities	115,522,000
Available-for-sale securities
Investments
Amortized Cost	297,916,000	307,015,000
Fair Value	297,443,000	308,380,000
Money market funds
Investments
Amortized Cost	139,420,000	110,164,000
Fair Value	139,420,000	110,164,000
Money market funds | Denominated in Euros
Investments
Fair Value	25,755,000	78,338,000
Corporate bonds
Investments
Amortized Cost	88,589,000	81,214,000
Fair Value	89,146,000	82,351,000
Fixed rate municipal notes and bonds
Investments
Amortized Cost	17,718,000	20,564,000
Fair Value	17,788,000	20,648,000
Emerging markets debt mutual fund
Investments
Amortized Cost	17,693,000
Fair Value	16,399,000
Collateralized mortgage obligations
Investments
Amortized Cost	14,915,000	12,329,000
Fair Value	15,011,000	12,380,000
U.S. Government agency securities
Investments
Amortized Cost	9,720,000	10,142,000
Fair Value	9,757,000	10,184,000
U.S. Treasury securities
Investments
Amortized Cost	4,848,000	7,139,000
Fair Value	4,905,000	7,148,000
Asset backed debt securities
Investments
Amortized Cost	3,533,000	2,847,000
Fair Value	3,533,000	2,848,000
Enhanced cash mutual fund
Investments
Amortized Cost		60,256,000
Fair Value		60,302,000
Other
Investments
Amortized Cost	1,480,000	2,360,000
Fair Value	1,484,000	2,355,000
Trading securities
Investments
Unrealized gain related to trading securities	376,000	1,571,000
High yield trading debt securities
Investments
Amortized Cost	20,155,000	19,447,000
Fair Value	20,750,000	20,783,000
Emerging markets trading debt mutual funds
Investments
Amortized Cost	2,620,000
Fair Value	2,487,000
Emerging markets trading debt securities
Investments
Amortized Cost	2,444,000	1,918,000
Fair Value	2,355,000	2,072,000
Other trading debt securities
Investments
Amortized Cost	218,000	889,000
Fair Value	$ 221,000	$ 970,000